Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Tax Expense (Benefit) (Tables) [Abstract]
Components of income tax expense

	Year ended December 31,
(in millions)	2013	2012	2011
Current:
Federal	$4,601	9,141	3,352
State and local	736	1,198	468
Foreign	91	61	52
Total current	5,428	10,400	3,872
Deferred:
Federal	4,457	(1,151)	3,088
State and local	522	(166)	471
Foreign	(2)	20	14
Total deferred	4,977	(1,297)	3,573
Total	$10,405	9,103	7,445

Schedule of net deferred tax asset (liability)

	December 31,
(in millions)	2013	2012
Deferred tax assets
Allowance for loan losses	$5,227	6,192
Deferred compensation
and employee benefits	4,283	4,701
Accrued expenses	1,247	1,692
PCI loans	2,150	2,692
Basis difference in investments	1,084	1,182
Net operating loss and tax
credit carry forwards	773	1,058
Other	1,720	1,868
Total deferred tax assets	16,484	19,385
Deferred tax assets valuation allowance	(457)	(579)

Deferred tax liabilities
Mortgage servicing rights	(6,657)	(7,360)
Leasing	(4,274)	(4,414)
Mark to market, net	(5,761)	(2,401)
Intangible assets	(1,885)	(2,157)
Net unrealized gains on
investment securities	(1,155)	(4,135)
Insurance reserves	(2,068)	(1,707)
Other	(1,733)	(1,683)
Total deferred tax liabilities	(23,533)	(23,857)
Net deferred tax liability (1)	$(7,506)	(5,051)

(1)	Included in accrued expenses and other liabilities.

Effective income tax expense and rate

	December 31,
	2013		2012		2011
(in millions)	Amount	Rate	Amount	Rate	Amount	Rate
Statutory federal income tax expense and rate	$11,299	35.0%	$9,800	35.0%	$8,160	35.0%
Change in tax rate resulting from:
State and local taxes on income, net of
federal income tax benefit	964	3.0	856	3.1	730	3.1
Tax-exempt interest	(490)	(1.5)	(414)	(1.5)	(334)	(1.4)
Excludable dividends	(49)	(0.2)	(132)	(0.5)	(247)	(1.1)
Tax credits	(967)	(3.0)	(815)	(2.9)	(735)	(3.2)
Life insurance	(173)	(0.5)	(524)	(1.9)	(222)	(1.0)
Leveraged lease tax expense	302	0.9	347	1.2	272	1.2
Other	(481)	(1.5)	(15)	-	(179)	(0.7)
Effective income tax expense and rate	$10,405	32.2%	$9,103	32.5%	$7,445	31.9%

Change in unrecognized tax benefits

	Year ended
	December 31,
(in millions)	2013	2012
Balance at beginning of year	$6,069	5,005
Additions:
For tax positions related to the current year	427	877
For tax positions related to prior years	283	491
Reductions:
For tax positions related to prior years	(540)	(114)
Lapse of statute of limitations	(74)	(23)
Settlements with tax authorities	(637)	(167)
Balance at end of year	$5,528	6,069